Fair Value of Financial Instruments and Derivatives Instruments, detail 2(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Net (Loss) Recognized	$ (5,384)	$ (12,491)	$ (8,164)
Derivatives not designated as hedging instruments | Other Expense Income On Derivates [Member]
Derivative [Line Items]
Foreign Exchange Forward Contracts	0	(155)
Interst Rate Contracts	$ (5,384)	$ (12,336)